Annual Total Returns[BarChart] - INVESCO EQUITY AND INCOME FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.23%)	12.88%	24.96%	9.07%	(2.35%)	14.83%	10.88%	(9.65%)	20.08%	9.97%